Changes in TotalEnergies' perimeter (Tables)	12 Months Ended
Dec. 31, 2025
SapuraOMV
Changes in TotalEnergies' perimeter
Summary of purchase price allocation

(M$)	At the acquisition date
Goodwill	440
Intangible assets	437
Tangible assets	1,022
Other assets and liabilities	(486)
Net debt of the acquired treasury	(224)
Fair value of the consideration transferred	1,189

VSB Group
Changes in TotalEnergies' perimeter
Summary of purchase price allocation

(M$)	At the acquisition date
Goodwill	726
Intangible assets	918
Tangible assets	737
Other assets and liabilities	(184)
Net debt of the acquired treasury	(499)
Fair value of the consideration transferred	1,698